UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

AAG-QTLY-1006

1.805754.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.0%
Penn National Gaming, Inc. (a)	11,622	$ 384,921
Household Durables - 1.0%
Harman International Industries, Inc.	4,900	397,488
Internet & Catalog Retail - 1.5%
Coldwater Creek, Inc. (a)	21,022	577,474
Media - 1.0%
Focus Media Holding Ltd. ADR (a)	6,801	401,259
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	14,000	903,420
PETsMART, Inc.	7,820	196,282
Urban Outfitters, Inc. (a)	52,878	829,656
Williams-Sonoma, Inc.	300	8,838
		1,938,196
TOTAL CONSUMER DISCRETIONARY		3,699,338
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	5,800	341,156
W-H Energy Services, Inc. (a)	6,980	352,281
		693,437
Oil, Gas & Consumable Fuels - 4.5%
Chesapeake Energy Corp.	11,800	372,526
EOG Resources, Inc.	5,700	369,474
Quicksilver Resources, Inc. (a)	8,400	316,008
Range Resources Corp.	13,850	387,523
Ultra Petroleum Corp. (a)	6,700	332,588
		1,778,119
TOTAL ENERGY		2,471,556
FINANCIALS - 6.0%
Capital Markets - 1.8%
Greenhill & Co., Inc.	3,300	181,599
Indiabulls Financial Services Ltd.	41,621	279,400
Indiabulls Financial Services Ltd. GDR (c)	11,268	75,477
Jefferies Group, Inc.	7,300	181,916
		718,392
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.9%
CBOT Holdings, Inc. Class A	3,400	$ 399,432
IntercontinentalExchange, Inc.	17,900	1,132,354
		1,531,786
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	4,224	95,209
TOTAL FINANCIALS		2,345,387
HEALTH CARE - 29.7%
Biotechnology - 3.8%
Alnylam Pharmaceuticals, Inc. (a)	24,022	312,766
Celgene Corp. (a)	8,180	332,844
PDL BioPharma, Inc. (a)	21,770	428,869
Telik, Inc. (a)	23,900	426,137
		1,500,616
Health Care Equipment & Supplies - 15.5%
Advanced Medical Optics, Inc. (a)	16,000	770,400
Conceptus, Inc. (a)	8,492	146,487
Cyberonics, Inc. (a)	27,000	439,560
Haemonetics Corp. (a)	8,900	414,562
Mentor Corp.	7,800	378,612
NeuroMetrix, Inc. (a)	6,806	184,511
Northstar Neuroscience, Inc.	10,583	124,350
NuVasive, Inc. (a)	33,800	694,928
Palomar Medical Technologies, Inc. (a)	7,025	278,893
Somanetics Corp. (a)	10,196	171,905
St. Jude Medical, Inc. (a)	56,600	2,060,806
Varian Medical Systems, Inc. (a)	7,300	389,090
		6,054,104
Health Care Technology - 1.3%
Eclipsys Corp. (a)	19,717	337,161
Merge Technologies, Inc. (a)	23,875	176,914
		514,075
Life Sciences Tools & Services - 2.8%
Millipore Corp. (a)	3,100	198,958
Ventana Medical Systems, Inc. (a)	19,320	901,085
		1,100,043
Pharmaceuticals - 6.3%
Allergan, Inc.	10,221	1,170,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A	13,400	$ 392,486
Sepracor, Inc. (a)	19,299	907,246
		2,470,650
TOTAL HEALTH CARE		11,639,488
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
Ceradyne, Inc. (a)	4,978	219,380
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	7,100	163,655
Construction & Engineering - 2.0%
Infrasource Services, Inc. (a)	22,300	385,567
Quanta Services, Inc. (a)	22,200	393,606
		779,173
Electrical Equipment - 4.0%
Energy Conversion Devices, Inc. (a)	21,887	767,139
Rockwell Automation, Inc.	6,600	372,108
Suntech Power Holdings Co. Ltd. sponsored ADR	14,400	417,600
		1,556,847
Industrial Conglomerates - 1.2%
McDermott International, Inc. (a)	9,400	453,080
Machinery - 1.1%
Deere & Co.	5,800	452,980
Marine - 0.1%
Diana Shipping, Inc.	3,300	42,339
TOTAL INDUSTRIALS		3,667,454
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 2.0%
Comverse Technology, Inc. (a)	37,973	793,636
Computers & Peripherals - 0.5%
Brocade Communications Systems, Inc. (a)	34,455	213,621
Internet Software & Services - 0.8%
Bankrate, Inc. (a)	11,000	312,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	6,400	$ 447,424
Paychex, Inc.	11,100	398,601
		846,025
Semiconductors & Semiconductor Equipment - 11.7%
ARM Holdings PLC sponsored ADR	60,000	408,000
ASML Holding NV (NY Shares) (a)	36,700	809,602
Broadcom Corp. Class A (a)	27,400	806,656
Lam Research Corp. (a)	12,200	522,038
Marvell Technology Group Ltd. (a)	22,600	395,726
Microchip Technology, Inc.	11,870	405,479
PMC-Sierra, Inc. (a)	93,630	640,429
Qimonda AG Sponsored ADR (a)	12,600	203,490
Renewable Energy Corp. AS	26,600	372,378
		4,563,798
Software - 9.3%
Activision, Inc. (a)	29,910	385,839
Autodesk, Inc. (a)	11,400	396,264
BEA Systems, Inc. (a)	14,400	197,712
Electronic Arts, Inc. (a)	11,400	581,058
Hyperion Solutions Corp. (a)	12,073	399,858
Informatica Corp. (a)	27,800	406,992
NAVTEQ Corp. (a)	7,200	191,232
Nintendo Co. Ltd.	2,100	430,751
Wind River Systems, Inc. (a)	64,519	656,158
		3,645,864
TOTAL INFORMATION TECHNOLOGY		10,375,564
MATERIALS - 5.9%
Chemicals - 5.9%
Agrium, Inc.	18,000	418,040
Monsanto Co.	12,200	578,768
Mosaic Co.	26,100	423,864
Potash Corp. of Saskatchewan, Inc.	8,900	871,933
		2,292,605
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
Level 3 Communications, Inc. (a)	104,000	$ 460,720
Qwest Communications International, Inc. (a)	47,600	419,356
		880,076
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	10,900	390,874
TOTAL TELECOMMUNICATION SERVICES		1,270,950
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc.	11,426	415,792
TOTAL COMMON STOCKS (Cost $40,146,864)		38,178,134
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.31% (b) (Cost $810,986)	810,986	810,986
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $40,957,850)		38,989,120
NET OTHER ASSETS - 0.3%		128,383
NET ASSETS - 100%		$ 39,117,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 75,477 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,688
Fidelity Securities Lending Cash Central Fund	1,424
Total	$ 26,112
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $41,207,331. Net unrealized depreciation aggregated $2,218,211, of which $2,600,705 related to appreciated investment securities and $4,818,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006